COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Tacoma [Member]
Operating Leased Assets [Line Items]
Cash received for technological license and consultation	$ 27,000	$ 18,000